Shareholder Report, Holdings (Details)	Aug. 31, 2026
ATAC Credit Rotation ETF | iShares iBoxx USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.70%
ATAC Credit Rotation ETF | Xtrackers USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
ATAC Credit Rotation ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
ATAC Credit Rotation ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
ATAC Rotation Fund - Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
ATAC Rotation Fund - Investor Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
ATAC Rotation Fund - Investor Class | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
ATAC Rotation Fund - Investor Class | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
ATAC Rotation Fund - Investor Class | ProShares UltraPro S&P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
ATAC Rotation Fund - Investor Class | State Street SPDR Portfolio S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
ATAC Rotation Fund - Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
ATAC Rotation Fund - Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
ATAC Rotation Fund - Institutional Class | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
ATAC Rotation Fund - Institutional Class | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
ATAC Rotation Fund - Institutional Class | ProShares UltraPro S&P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
ATAC Rotation Fund - Institutional Class | State Street SPDR Portfolio S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%